Report of Directors Corporate Governance - Payments to past Directors (Details)	12 Months Ended
Dec. 31, 2023 GBP (£)
Former Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation, loss of office	£ 703,519
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Decrease In Key Management Personnel Compensation, Loss Of Office	£ 82,980